COMMITMENTS AND CONTINGENCIES	3 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021
The Catalyst Group Entertainment Llc [Member]
COMMITMENTS AND CONTINGENCIES	NOTE 5 – COMMITMENTS AND CONTINGENCIES The Company did not have any contractual commitments as of March 31, 2022, and December 31, 2021.			NOTE 5 – COMMITMENTS AND CONTINGENCIES The Company did not have any contractual commitments as of December 31, 2021, and December 31, 2020.
Iqi Media Inc [Member]
COMMITMENTS AND CONTINGENCIES	NOTE 5 – COMMITMENTS AND CONTINGENCIES The Company did not have any contractual commitments as of March 31, 2022, and December 31, 2021.			NOTE 5 – COMMITMENTS AND CONTINGENCIES The Company did not have any contractual commitments as of December 31, 2021, and December 31, 2020.
Winvest Group Ltd [Member]
COMMITMENTS AND CONTINGENCIES			NOTE 5 – COMMITMENTS AND CONTINGENCIES The Company did not have any contractual commitments as of December 31, 2021.
Winvests Group Ltd [Member]
COMMITMENTS AND CONTINGENCIES		NOTE 6 – COMMITMENTS AND CONTINGENCIES The Company did not have any contractual commitments of June 30, 2022, and December 31, 2021.